Condensed consolidated statement of comprehensive income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed consolidated statement of comprehensive income
Product Sales	$ 14,510	$ 13,795	$ 28,896	$ 26,670
Alliance Revenue	874	654	1,699	1,293
Product Revenue	15,384	14,449	30,595	27,963
Collaboration Revenue		8	77	82
Total Revenue	15,384	14,457	30,672	28,045
Cost of sales	(2,523)	(2,473)	(5,201)	(4,714)
Gross profit	12,861	11,984	25,471	23,331
Distribution expense	(145)	(143)	(286)	(278)
Research and development expense	(4,053)	(3,548)	(7,545)	(6,707)
Selling, general and administrative expense	(5,651)	(4,864)	(10,571)	(9,356)
Other operating income and expense	152	79	341	192
Operating profit	3,164	3,508	7,410	7,182
Finance income	80	68	153	149
Finance expense	(435)	(439)	(828)	(785)
Share of after tax losses in associates and joint ventures	(10)	(10)	(22)	(17)
Profit before tax	2,799	3,127	6,713	6,529
Taxation	(291)	(679)	(1,124)	(1,160)
Profit for the period	2,508	2,448	5,589	5,369
Other comprehensive income:
Remeasurement of the defined benefit pension liability	158	(81)	233	(30)
Net gains/(losses) on equity investments measured at fair value through Other comprehensive income	280	(67)	465	(125)
Tax expense on items that will not be reclassified to profit or loss	5	14	(51)	(3)
Total other comprehensive income that will not be reclassified to profit and loss, net of tax	443	(134)	647	(158)
Foreign exchange arising on consolidation	(148)	1,312	(699)	2,464
Foreign exchange arising on designated liabilities in net investment hedges	36	(43)	43	10
Fair value movements on cash flow hedges	(2)	201	(81)	273
Fair value movements on cash flow hedges transferred to profit and loss	41	(213)	96	(315)
Fair value movements on derivatives designated in net investment hedges		(10)	4	(20)
Gains of hedging	16	18		10
Tax income/(expense) on items that may be reclassified subsequently to profit and loss		(22)	7	(52)
Total other comprehensive income that may be reclassified subsequently to profit and loss, net of tax	(57)	1,243	(630)	2,370
Other comprehensive income, for the period, net of tax	386	1,109	17	2,212
Total comprehensive income for the period	2,894	3,557	5,606	7,581
Profit/(loss) attributable to:
Owners of the Parent	2,507	2,450	5,587	5,366
Non-controlling interests	1	(2)	2	3
Profit for the period	2,508	2,448	5,589	5,369
Total comprehensive income attributable to:
Owners of the Parent	2,893	3,556	5,606	7,574
Non-controlling interests	1	1		7
Total comprehensive income for the period	$ 2,894	$ 3,557	$ 5,606	$ 7,581
Earnings per share
Basic earnings per $0.25 Ordinary Share	$ 1.61	$ 1.58	$ 3.6	$ 3.46
Diluted earnings per $0.25 Ordinary Share	$ 1.61	$ 1.57	$ 3.58	$ 3.44
Weighted average number of Ordinary Shares in issue (millions)	1,551	1,550	1,550	1,550
Diluted weighted average number of Ordinary Shares in issue (millions)	1,560	1,559	1,561	1,560